Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	$ 5,513	$ 5,710
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	5,784	5,873
Impaired loans, Interest Income Recognized, With No Related Allowance	71	97
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	71	97
One-to four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	5,382	5,546
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	5,653	5,135
Impaired loans, Interest Income Recognized, With No Related Allowance	71	70
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	71	70
Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance		330
Impaired loans, Interest Income Recognized, With No Related Allowance		27
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		27
Consumer and other Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance		7
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance
Nonresidential real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	131	164
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	131	401
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance